CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 391,089	$ 364,583
Due from affiliates	326,575	407,124
Investments	1,121,545	1,253,266
Investments in options	71,844	104,338
Deferred tax asset, net	417,623	354,526
Other assets	173,708	190,595
Total Assets	2,502,384	2,674,432
Liabilities
Accrued compensation and benefits	374,709	417,309
Due to affiliates	375,424	344,832
Deferred incentive income	304,526	247,556
Debt obligations payable	75,000	0
Other liabilities	88,053	49,830
Total Liabilities	1,217,712	1,059,527
Commitments and Contingencies
Redeemable Non-controlling Interests	1,717	0
Equity
Paid-in capital	1,996,137	2,112,720
Retained earnings (accumulated deficit)	(1,350,122)	(1,286,131)
Accumulated other comprehensive income (loss)	(2,416)	(1,522)
Total Fortress shareholders’ equity	643,599	825,067
Principals’ and others’ interests in equity of consolidated subsidiaries	639,356	789,838
Total Equity	1,282,955	1,614,905
Total Liabilities, Redeemable Non-controlling Interests and Equity	2,502,384	2,674,432
Class A Shares [Member]
Equity
Common stock	0	0
Class B Shares [Member]
Equity
Common stock	$ 0	$ 0